Taxes - Summary of Aging of the Unrecognized Tax Carryforwards (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure Of Unrecognized Tax Carryforward [Line Items]
Unrecognized tax carry forwards	$ 2,660
Later than four years and not later than five years [member]
Disclosure Of Unrecognized Tax Carryforward [Line Items]
Unrecognized tax carry forwards	42
Later than five years [member]
Disclosure Of Unrecognized Tax Carryforward [Line Items]
Unrecognized tax carry forwards	152
2022 [Member]
Disclosure Of Unrecognized Tax Carryforward [Line Items]
Unrecognized tax carry forwards	6
2023 [Member]
Disclosure Of Unrecognized Tax Carryforward [Line Items]
Unrecognized tax carry forwards	55
2024 [Member]
Disclosure Of Unrecognized Tax Carryforward [Line Items]
Unrecognized tax carry forwards	36
2025 [Member]
Disclosure Of Unrecognized Tax Carryforward [Line Items]
Unrecognized tax carry forwards	6
2026 [Member]
Disclosure Of Unrecognized Tax Carryforward [Line Items]
Unrecognized tax carry forwards	113
2027 [Member]
Disclosure Of Unrecognized Tax Carryforward [Line Items]
Unrecognized tax carry forwards	130
2028 [Member]
Disclosure Of Unrecognized Tax Carryforward [Line Items]
Unrecognized tax carry forwards	147
2029 [Member]
Disclosure Of Unrecognized Tax Carryforward [Line Items]
Unrecognized tax carry forwards	162
2030 and thereafter [Member]
Disclosure Of Unrecognized Tax Carryforward [Line Items]
Unrecognized tax carry forwards	$ 1,811